Income Taxes (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax asset:
Net operating loss carry forwards	$ 752,000	$ 514,000	$ 308,000
Valuation allowance	(752,000)	(514,000)	(308,000)
Deferred income tax asset, net